Related Party Transactions and Balances - Summary of Significant Transactions with Related Parties (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Associates [member]
Disclosure of transactions between related parties [line items]
Sales of goods / rendering of services	¥ 2,845	¥ 1,272	¥ 1,631
Goods purchased / services received		3,944	5,740
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Goods purchased / services received	¥ 2,533	¥ 3,031	¥ 2,572